PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property and equipment, net
Less: accumulated depreciation	$ (882,559)		$ (798,193)
Property and equipment, net	1,906,340		2,056,424
Depreciation expense	103,486	$ 128,178
Property
Property and equipment, net
Property and equipment, gross	1,913,631		1,958,723
Leasehold improvement
Property and equipment, net
Property and equipment, gross	466,359		477,349
Office equipment
Property and equipment, net
Property and equipment, gross	144,333		147,734
Vehicles
Property and equipment, net
Property and equipment, gross	138,388		141,649
Electronic equipment
Property and equipment, net
Property and equipment, gross	$ 126,188		$ 129,162